GOODWILL AND OTHER INTANGIBLE ASSETS- Schedule of Future Amortization Expense (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
2025	$ 8,602	$ 16,708
2026	5,676	8,549
2027	4,358	5,624
2028		4,306
2029 and beyond		403
Total future amortization expense	$ 31,609	$ 35,590